Contract assets and other concession assets (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract Assets And Other Concession Assets
Interest inflation adjustments and exchange variations contract asset	R$ 820,213	R$ 564,302
Costs of expropriations recorded in contract asset	R$ 55,545	R$ 64,047